Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Net Revenues

Net revenues from continuing operations recognized under ASC Topic 606 for the six months ended June 30, 2024 and 2025 consist of the following:

	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Tuition fee	602,877	93,413
Certification service fee	109	9
Others	2,975	189
Business taxes and surcharges	(1,910)	(1)
Total net revenues	604,051	93,610

	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	3,074	198
Services transferred over time	600,977	93,412
Total net revenues	604,051	93,610